Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Equity [Abstract]
Stockholders' Deficit

NOTE 9 – Stockholders’ deficit

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On July 15, 2015, the Company’s shareholders approved an amendment to the Company’s articles of incorporation to increase the number of authorized common shares from 1,250,000,000 to 6,250,000,000.

Between February 2014 and July 2014, pursuant to the investment agreement with KVM, KVM purchased 34,214,226 shares for $456,924, of which $55,673 is still owed to the Company and is reflected as a stock subscription receivable as of July 31, 2017.

On June 20, 2015, we entered into an investment agreement (the “Investment Agreement”) with Tangiers Investment Group, LLC (the “Investor”), whereby the Investor has agreed to invest up to $8,000,000 to purchase shares of our common stock. Subject to the terms and conditions of the Investment Agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to one hundred and fifty percent (150%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed an accumulative amount per month of $100,000. The minimum amount shall be equal to $5,000. In connection with the Investment Agreement, we also entered into a registration rights agreement dated June 20, 2015, whereby we agreed to file a Registration Statement on Form S-1 with the SEC within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the SEC within ninety (90) days after we have filed the Registration Statement. We filed Form S-1 on July 2, 2015 and Form S-1 Amendment No. 1 on July 29, 2015, for registration of 100,000,000 shares of the Company’s common stock under the Investment Agreement, which was declared effective by the SEC on August 5, 2015. During the year ended January 31, 2016, the Company issued an aggregate of 100,000,000 shares of common stock for total proceeds of $129,751 to Tangiers Investment Group, LLC under the Investment Agreement.

The Company filed a registration statement on Form S-1 with the SEC on January 21, 2016 and Amendment No. 1 thereto on February 24, 2016, for registration of 350,000,000 shares of the Company’s common stock under the Investment Agreement dated June 20, 2015 with Tangiers Investment Group, LLC. The registration statement, as amended, was declared effective by the SEC on March 15, 2016. During the year ended January 31, 2017, the Company issued an aggregate of 110,098,238 shares of common stock for total proceeds of $179,291 to Tangiers Investment Group, LLC under the Investment Agreement. During the six months ended July 31, 2017, the Company issued an aggregate of 61,779,435 shares of common stock for total proceeds of $118,546 to Tangiers Investment Group, LLC under the Investment Agreement.

During the six months ended July 31, 2017, the Company received aggregate proceeds of $58,000 from investors to purchase a total of 24,964,736 units. Each unit consists of one share of the Company’s common stock and one-half warrant to purchase one-half equivalent share each of the Company’s common stock. The warrants have exercise prices ranging from $0.0028 to $0.0053 with a three-year term.

During the six months ended July 31, 2017, the Company issued 34,222,222 shares for the conversion of $36,960 of a convertible note payable at an exercise price of $0.00108.

During the six months ended July 31, 2017, the Company issued 1,750,000 shares to an investor for the exercise of warrants at a price of $0.0028 per share for cash proceeds of $4,900.

During the six months ended July 31, 2017, the Company issued 999,480 shares for services with a fair value of $3,748. The Company also issued 24,242,424 shares with a fair value of approximately $53,333 to settle accounts payable of $44,000. The Company recorded a $9,333 loss on settlement of accounts payable for the excess of fair value of the stock issued over the accounts payable settled.

NOTE 9 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On July 15, 2015, the Company’s shareholders approved an amendment to the Company’s articles of incorporation to increase the number of authorized common shares from 1,250,000,000 to 6,250,000,000.

Between February 2014 and July 2014, pursuant to the investment agreement with KVM, KVM purchased 34,214,226 shares for $456,924, of which $55,673 is still owed to the Company and is reflected as a stock subscription receivable as of January 31, 2017.

During the year ended January 31, 2016, $206,679 of the August 2013 Note was converted into 123,158,044 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00098 to $0.00574.

During the year ended January 31, 2016, $153,046 of the November 2013 Note was converted into 48,243,936 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00147 to $0.00609.

During the year ended January 31, 2016, $160,833 of the August 2014 Note was converted into 56,676,739 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00193 to $0.00416.

During the year ended January 31, 2016, $110,901 of the October 2014 Note was converted into 74,878,264 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00101 to $0.00263.

During the year ended January 31, 2016, $231,000 of the December 2014 Note was converted into 196,244,876 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00090 to $0.00197.

In May of 2015, we issued 2,941,176 units to an investor for total proceeds of $10,000. Each unit consists of one share of our common stock and two warrants to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.0048 and have a three-year term.

On May 29, 2015, we issued a non-interest bearing promissory note with the principal amount of $30,000 to Brett Gross, a director of our company. The promissory note is convertible into 16,806,723 units at a price of $0.001785 per unit upon the increase of the authorized capital of our company. Each unit is comprised of one share of common stock and two warrants. Each warrant will be exercisable for a period of three years at a price of $0.002499. On August 11, 2015, the note was converted in full and the 16,806,723 common shares were issued.

In June of 2015, we issued 1,846,154 units to an investor for total proceeds of $3,000. Each unit consists of one share of our common stock and one warrant to purchase one share of our common stock. The warrants have an exercise price of $0.002275 and have a three-year term.

In August of 2015, the Company issued 16,077,170 units to an investor for total proceeds of $25,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. The warrants have an exercise price of $0.00218 and have a three-year term.

In July of 2015, the Company issued 2,822,912 units to an investor, the Company’s CEO, CFO, President and Chairman of the Board, for proceeds of $4,300. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.002130 and have a three-year term.

In September of 2015, the Company issued 1,851,852 units to an investor for total proceeds of $3,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. The warrants have an exercise price of $0.00227 and have a three-year term.

In November of 2015, we issued 1,655,629 units to an investor for total proceeds of $5,000. Each unit consists of one share of our common stock and one warrant to purchase one share of our common stock. The warrants have an exercise price of $0.00423 and have a three year term.

On June 20, 2015, we entered into an investment agreement (the “Investment Agreement”) with Tangiers Investment Group, LLC (the “Investor”), whereby the Investor has agreed to invest up to $8,000,000 to purchase shares of our common stock. Subject to the terms and conditions of the Investment Agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to one hundred and fifty percent (150%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed an accumulative amount per month of $100,000. The minimum amount shall be equal to $5,000. In connection with the Investment Agreement, we also entered into a registration rights agreement dated June 20, 2015, whereby we agreed to file a Registration Statement on Form S-1 with the SEC within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the SEC within ninety (90) days after we have filed the Registration Statement. We filed Form S-1 on July 2, 2015 and Form S-1 Amendment No. 1 on July 29, 2015, for registration of 100,000,000 shares of the Company’s common stock under the Investment Agreement, which was declared effective by the SEC on August 5, 2015. During the year ended January 31, 2016, the Company issued an aggregate of 100,000,000 shares of common stock for total proceeds of $129,751 to Tangiers Investment Group, LLC under the Investment Agreement.

In September 2015, the Company issued 5,733,000 shares to a former service provider for services totaling $10,320.

During the year ended January 31, 2017, $62,160 of the August 2013 Note was converted into 46,526,995 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00117 to $0.00152.

During the year ended January 31, 2017, the Company issued 76,220,079 units to investors for total proceeds of $223,677. Each unit consists of one share of the Company’s common stock and one or one-half warrant to purchase one share or one-half equivalent share each of the Company’s common stock. The warrants have an exercise price of $0.0027, $0.0028, or $0.0040 and have a three-year term.

During the year ended January 31, 2017, $159,289 of the November 2015 Note was converted into 122,373,003 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00098 to $0.00149.

During the year ended January 31, 2017, $55,000 of the December 2015 Note was converted into 47,168,177 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00105 to $0.00116.

The Company filed a registration statement on Form S-1 with the SEC on January 21, 2016 and Amendment No. 1 thereto on February 24, 2016, for registration of 350,000,000 shares of the Company’s common stock under the Investment Agreement dated June 20, 2015 with Tangiers Investment Group, LLC. The registration statement, as amended, was declared effective by the SEC on March 15, 2016. During the year ended January 31, 2017, the Company issued an aggregate of 110,098,238 shares of common stock for total proceeds of $179,291 to Tangiers Investment Group, LLC under the Investment Agreement.

During the year ended January 31, 2017, the Company issued 32,519,915 shares to third-parties for services with an aggregate fair value of approximately $67,296. These shares include 30,644,915 shares issued to a service provider for services pursuant to a subscription agreement that allows for additional shares to be issued in the event the service provider receives aggregate proceeds less than $40,000 from their sale of this stock.